Customer deposits - Additional Information (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 232,153	€ 227,827
Savings accounts	379,403	354,560
Time deposits	120,143	107,695
Private individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	109,027	107,068
Savings accounts	347,622	324,135
Time deposits	€ 56,151	€ 56,599